Stockholders' Equity (Deficit) (Details) - Schedule of valuation assumptions	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2021
Stockholders' Equity (Deficit) (Details) - Schedule of valuation assumptions [Line Items]
Dividend rate
Volatility		69.00%
Minimum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of valuation assumptions [Line Items]
Term (in years)	2 years 6 months	2 years 6 months
Volatility	61.00%		60.00%
Risk-free interest rate	0.14%	0.14%
Maximum [Member]
Stockholders' Equity (Deficit) (Details) - Schedule of valuation assumptions [Line Items]
Term (in years)	5 years	5 years
Volatility	69.00%		70.00%
Risk-free interest rate	2.80%	0.27%